Exploration Expenditures (Tables)	12 Months Ended
Dec. 31, 2025
Exploration Expenditures [Abstract]
Schedule Of Company’s Exploration Expenditures By Activity

The Company’s exploration expenditures by activity are as follows:

	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024 (Restated – Note 6)
Assay and analysis	$374,631	$–
Community relations	326,458	–
Concession fees	2,053,716	–
Depreciation	45,384	29,608
Drilling and drilling related costs	468,478	–
Environmental, regulatory & permitting	63,143	–
Geological & geophysical investigations	48,487	322,377
Reclamation provision	76,758	–
Salaries, contractors & project administration	3,869,895	994,321
Site preparation, camp & field expenses	1,700,613	86,289
Studies	38,982	–
	$9,066,545	$1,432,595